CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Costs and expenses:
Depreciation	$ 7,000	$ 27,000	$ 42,000	$ 83,000
General, administrative and other operating	3,380,000	3,266,000	11,627,000	6,972,000
Full-cost ceiling test write-down		14,331,000	753,000	14,331,000
Loss from operations	(3,387,000)	(17,624,000)	(12,422,000)	(21,386,000)
Gain on settlement agreement			4,764,000
Cost of legal settlement			(1,308,000)
Loss before income tax	(3,387,000)	(17,624,000)	(8,966,000)	(21,386,000)
Net loss	$ (3,387,000)	$ (17,624,000)	$ (8,966,000)	$ (21,386,000)
Basic and diluted loss per share	$ (0.16)	$ (0.84)	$ (0.42)	$ (1.02)
Weighted average shares outstanding - basic and diluted	21,113,632	21,046,591	21,277,232	21,046,591